CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Current assets
Cash and cash equivalents	₨ 2,053		$ 27	₨ 2,228
Other investments	23,687		314	22,529
Trade and other receivables	50,278		667	39,869
Inventories	35,066		465	33,579
Derivative financial instruments	1,105		15	360
Tax assets	4,379		58	3,400
Other current assets	13,802		183	12,536
Total current assets	130,370		1,729	114,501
Non-current assets
Property, plant and equipment	52,332		694	54,088
Goodwill	3,994		53	3,902
Other intangible assets	27,659		367	44,367
Trade and other receivables	1,737		23	113
Investment in equity accounted investees	2,763		37	2,529
Other investments	328		4	813
Deferred tax assets	12,214		162	4,168
Other non-current assets	844		11	946
Total non-current assets	101,871		1,351	110,926
Total assets	232,241		3,081	225,427
Current liabilities
Trade and other payables	16,659		221	14,553
Short-term borrowings	16,441		218	12,125
Long-term borrowings, current portion	4,266		57	4,256
Provisions	3,800		50	4,166
Tax liabilities	573		8	181
Derivative financial instruments	1,602		21	68
Bank overdraft	91		1	0
Other current liabilities	29,382		390	24,351
Total current liabilities	72,814		966	59,700
Non-current liabilities
Long-term borrowings	1,304		17	22,000
Deferred tax liabilities	275		4	610
Provisions	54		1	52
Other non-current liabilities	2,806		37	2,868
Total non-current liabilities	4,439		59	25,530
Total liabilities	77,253		1,025	85,230
Equity
Share capital	831		11	830
Treasury shares	(1,006)	[1]	(13)	(535)	[1]
Share premium	8,495		113	8,211
Share-based payment reserve	1,233		16	990
Capital redemption reserve	173		2	173
Retained earnings	144,247		1,913	128,646
Other components of equity	1,015		13	1,882
Total equity	154,988		2,056	140,197
Total liabilities and equity	₨ 232,241		$ 3,081	₨ 225,427

[1]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees upon exercise of stock options thereunder. During the year ended March 31, 2020, an aggregate of 1,150 equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. All of the options exercised had an exercise price of Rs.2,607 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “share premium” in the consolidated statements of changes in equity.In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “share premium”. As at March 31, 2020 and 2019, the ESOS Trust had outstanding 395,950 and 217,976 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.1,006 and Rs.535, respectively. Refer to Note 28 of these financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.